Schedule of inventory (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Inventory	€ 800	€ 1,130
Lpg related services qindal shola [member]
IfrsStatementLineItems [Line Items]
Inventory	800	1,130
Hydrogen technologydeconsolidated entity [member]
IfrsStatementLineItems [Line Items]
Inventory